Warrants - Summary Of Changes In The Fair Value (Detail) $ in Thousands	6 Months Ended
Dec. 31, 2022 USD ($) shares
Class of Warrant or Right [Line Items]
Beginning balance Shares | shares	9,278,277
Beginning balance	$ 12,340
Warrants issued shares | shares	2,166,229
Warrants issued	$ 10,355
Warrants exercised and equity issued shares | shares	(641,965)
Warrants exercised and equity issued	$ (3,043)
Change in fair value	(9,602)
Ending balance	$ 10,050
Ending balance shares | shares	10,802,541
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning balance Shares | shares	9,037,130
Beginning balance	$ 12,019
Warrants exercised and equity issued shares | shares	(10,146)
Warrants exercised and equity issued	$ (18)
Change in fair value	(9,356)
Ending balance	$ 2,645
Ending balance shares | shares	9,026,984
Private Warrants [Member]
Class of Warrant or Right [Line Items]
Beginning balance Shares | shares	241,147
Beginning balance	$ 321
Change in fair value	(250)
Ending balance	$ 71
Ending balance shares | shares	241,147
Other warrant liabilities [Member]
Class of Warrant or Right [Line Items]
Beginning balance Shares | shares	0
Beginning balance	$ 0
Warrants issued shares | shares	2,166,229
Warrants issued	$ 10,355
Warrants exercised and equity issued shares | shares	(631,819)
Warrants exercised and equity issued	$ (3,025)
Change in fair value	5
Ending balance	$ 7,335
Ending balance shares | shares	1,534,410